UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  September 30, 2014

Item 1. Report to Stockholders.

Great Lakes Bond Fund
Investor Class Shares – GLBDX
Institutional Class Shares – GLBNX

Great Lakes Disciplined Equity Fund
Investor Class Shares – GLDEX
Institutional Class Shares – GLDNX

Great Lakes Large Cap Value Fund
Investor Class Shares – GLLVX
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Semi-Annual Report

September 30, 2014

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Great Lakes Bond Fund

October 23, 2014

Dear Shareholders:

I. INVESTMENT RESULTS

In the six months ended September 30th of 2014, your Great Lakes Bond Fund returned the following:

Total Returns

Share Class	6 Months ended 9/30/14
Investor Class	1.84%
Institutional Class	1.83%
Barclays Aggregate Bond Index	2.21%

The Fed’s unwinding of its current quantitative easing program is on track to end in October with little market impact expected.  In general, the Fed’s monetary policy remains accommodative, with any rate increase projected well into 2015.  And, the Fed will have to see continued improvement in the economy and the labor market prior to effecting such an increase.  The U.S. economy has shown progress, but the recovery is still sub-par by historical standards.  Housing, in particular, has not been the engine of growth that it has been in the past.

Interest rate movements were mixed over the last six months.  With the short end of the yield curve anchored by a near-zero fed funds rate, short-term rates were little changed.  Two-to-five year maturities began to build in the expectation of an eventually less accommodative Fed and a strengthening economy, and this segment of the yield curve was ten-to-fifteen basis points higher over this period as a result.  Longer-term interest rates, however, went the other way, as overseas investors saw good relative value in ten-to-thirty year maturities when compared to the longer-term debt of other countries.  Longer U.S. rates dropped 25-35 basis points, with the ten-year benchmark yield closing September at 2.49%.

II. ATTRIBUTION

The bond market and the Great Lakes Bond Fund posted low single-digit returns over the last six months.  The Institutional Class shares of the Bond Fund were up 1.83%, 38 basis points behind the return of the Barclays Aggregate Index, which generated a 2.21% return over the period.  The Fund’s 15% allocation to the high yield sector, which had been a strong contributor to the Fund’s relative results in previous periods, worked against comparative performance.  High yield spreads widened sharply as September came to a close.  The Barclays Aggregate Bond Index has no high yield representation.  On the positive side, the municipal bond allocation in the Fund worked in its favor.  Tax-exempt securities have staged a solid recovery from a poor 2013, and they have outperformed most taxable sectors calendar year-to-date.  The Fund’s allocation to municipal bonds was increased from 15% to 17% in the period to further take advantage of this rebound.

III. OUTLOOK

To the surprise of most bond market investors, interest rates have moved generally lower in 2014.  In recognition of this, and given the slow pace of the economic recovery and lack of meaningful inflationary pressures, the Fund is essentially duration neutral.  This is up from a 90% duration stance when compared to the benchmark at the end of March.  Going forward, the bulk of future returns in the bond market will likely come from coupon income rather than from rate movements, however.   As a result, the Fund continues to be fully invested with regards to the market’s spread sectors.  As of the end of September, in excess of 90% of the Bond Fund was invested across the investment-grade credit, tax-exempt, high yield, commercial mortgage-backed and mortgage-backed sectors of the bond market.  While tax-exempt yield spreads are tighter so far in 2014, yield spreads for the other sectors are unchanged to wider over this period.  Therefore, the relative value of these sectors continues to justify our strong emphasis on coupon income.

Great Lakes Bond Fund

Finally, as bond market liquidity has been challenging, it should be noted that roughly 15% of the Fund is of the highest liquidity, this being comprised of ETF positions, Treasury securities and cash equivalents.  The liquidity characteristics of this segment of the Fund should remain unchanged even in the most illiquid of market environments.

Stephen W. Rost
Senior Portfolio Manager
Fund Shareholder

A basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

The Barclays Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.

One cannot invest directly in an index.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for bond prices.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

The opinions expressed are those of the Fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not guarantee a profit or protect from loss in a declining market. Past performance does not guarantee future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The Bond Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Investments in Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Great Lakes Bond Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2014

	1-Year	Since Inception(1)
Investor Class	4.77%	1.84%
Institutional Class	4.59%	1.78%
Barclays Aggregate Bond Index(2)	3.96%	1.09%

(1)	Inception date of each class was September 28, 2012.
(2)	The Barclays Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.

Great Lakes Bond Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2014(1)
(% of Net Assets)

Top 10 Holdings (Unaudited)
September 30, 2014(1)(2)
(% of net assets)

iShares MBS Bond Fund	1.8%
O’Hare International Airport, 5.250%, 01/01/2034	1.8%
U.S. Treasury Bond, 2.875%, 05/15/2043	1.6%
iShares iBoxx Investment Grade Corporate Bond Fund	1.5%
iShares iBoxx $ High Yield Corporate Bond Fund	1.2%
Massachusetts Housing Finance Agency, 4.850%, 06/01/2040	1.0%
Virgin Islands Public Finance Authority Revenue, 5.000%, 10/01/2031	1.0%
New York Metropolitan Transportation Authority, 5.000%, 11/15/2023	1.0%
GS Mortgage Securities Trust, 3.707%, 08/10/2044	1.0%
Macon & DeWitt Counties Il, School District #2, 4.500%, 10/01/2020	1.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	First American Government Obligations Fund is excluded from the Top Ten Holdings.

Great Lakes Disciplined Equity Fund

October 14, 2014

Dear Shareholders:

I. INVESTMENT RESULTS

In the six months ended September 30th of 2014, your Great Lakes Disciplined Equity Fund returned the following:

Total Returns

Share Class	6 Months ended 9/30/14
Investor Class	4.48%
Institutional Class	4.63%
S&P 500 Index Total Return	6.42%

The U.S. stock markets are being buffeted by a resurgence in volatility as investors adjust to the uncertainty which accompanies the end of Quantitative Easing (QE), as announced by Chairwoman Yellen.  The end of QE was predicated by a continued improvement in the labor market accompanied by the lack of cost pressure.  The real economic consequences of the end of the stimulus program won’t be known for a while, but the markets have been reacting with a quick spike in the Volatility Index as well as in the trade weighted dollar (and consequent decline in commodity prices).

U.S. stock indexes recorded mixed performance in the third quarter of 2014. Smaller-cap stocks continued their run of underperformance, with the Russell 2000 Index sliding 7.36% for the 3 month period ending September 30, 2014. Performance improved uniformly as one moved up the capitalization spectrum, as would be expected during a market retrenchment.  The smid-cap Russell 2500 Index lost 5.35% and the Russell MidCap 800 dropped 1.66%, while the large-cap Russell 1000 gained 0.65% and the mega-cap Russell Top 200 added 1.71%.

We’d also expect to see stocks in the Russell Growth indices outpacing their Value Index counterparts in time of market stress, and this expectation held across the entire market cap range during Q3.  The mega-cap Russell Top 200 Growth Index was the best-performing style index, tacking on 2.52%.  This is the top performer year-to-date as well, having gained 8.88% through 9/30/14.  In stark contrast, the Russell 2000 Value Index dropped 8.58% during Q3, and has declined 4.74% Y-t-D.

So much for late-stage cyclical leadership within the S&P 500 Index.  Instead, we had a mix of counter-cyclical leaders (Staples up 1.95%, Health Care up 5.46%, and Telecom up 3.07%) and big-cap Tech (+4.77%) pacing the Index.

II. ATTRIBUTION

Successful new additions to the portfolio in Q3 included Expedia Inc. (EXPE), Conagra Foods (CAG), and Travelers Co (TRV).  EXPE outperformed the S&P 500 Index by 9.9% for the 3 months ending September 30, 2014, while CAG and TRV outperformed the Index by 4.1% and 3.3%, respectively, since our initial purchase.

New additions that didn’t perform to short-term expectations included Anadarko Petroleum (APC) which trailed the Index by 5.8%, AGL Resources (GAS) which lagged the Index by 4.1%, and Hess Corp (HES) underperformed the Index by 4.2% since our initial purchase in the third quarter.

Portfolio Changes

We began the third quarter significantly underweight to the Energy sector. Throughout the quarter we initiated several positions in energy reserves names including Hess Corp (HES), Conoco Phillips (COP), and Anadarko Petroleum (APC).  As we finish out the third quarter, the portfolio is moderately overweight to the Energy sector.  In Industrials we initiated positions in Caterpillar Inc (CAT) and Cummins Inc (CMI) positioning the portfolio from a neutral weight to a moderate overweight in the sector.

Great Lakes Disciplined Equity Fund

We continued to decrease the portfolio’s exposure to the Healthcare sector through a full liquidation of McKesson Corp (MCK) and by trimming the position in Cardinal Health (CAH).  The Health Care sector finishes the third quarter with a maximum underweight to the sector.  During the quarter, the portfolio’s exposure to the Technology sector was reduced with full liquidations of Applied Materials (AMAT) and Eaton Corp (ETN).

III. OUTLOOK

We’re going to recycle the quotes from last quarter, since the VIX – aka the fear gauge - is spiking.  It’s important to cut through the emotions and monitor the data.  Most major indices do not exhibit stretch valuations – unless one assumes an imminent margin collapse.  Consumer demand – supported by household wealth improvement - remains robust, as does industrial production.  The recovery appears sustainable, and can be helped further if we get some meaningful stimulative policy from the European Central Bank (ECB).  We’d expect to see that before we’d see any attempt at QE4.  Barring a major exogenous shock, we do not expect a massive correction at this time – but a rolling correction is healthy.

Jon Quigley, CFA
Senior Portfolio Manager

Russell 2000 Index, a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index, and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.

VIX Index (Volatility Index): A measure of implied volatility in the stock market that is calculated on the basis of short-term index options on the S&P 500 Index. A high VIX Index signals anxiety and fear in the market and typically occurs after a sharp decline in stock prices. A low VIX Index generally follows calm markets and rising prices.

The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

The Russell MidCap 800 Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

The Russell Top 200 Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200 Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market.

The Russell Top 200 Growth Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap. It includes Russell Top 200 Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The companies also are members of the Russell 1000® Growth Index.

Great Lakes Disciplined Equity Fund

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not guarantee a profit or protect from loss in a declining market.

Past performance does not guarantee future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Great Lakes Disciplined Equity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2014

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	17.16%	22.58%	15.20%	16.57%
Institutional Class	17.45%	22.93%	15.56%	16.91%
S&P 500 Index(2)	19.73%	22.99%	15.70%	17.29%

(1)	Inception date of each class was June 1, 2009.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Great Lakes Disciplined Equity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2014(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2014(1)
(% of net assets)

Altria Group, Inc.	3.0%
General Dynamics Corp.	3.0%
Verizon Communications, Inc.	2.9%
Kroger Co.	2.9%
ConocoPhillips	2.8%
MetLife, Inc.	2.6%
Boeing Co.	2.6%
Bank of America Corp.	2.5%
Phillips 66	2.5%
Exxon Mobil Corp.	2.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

October 23, 2014

Dear Shareholders:

I. INVESTMENT RESULTS

The equity market, as measured by the S&P 500 Index, rose over 5% through the six month period ending September 30, 2014, with almost all of the gain coming in the June quarter.  Rising corporate profits, accommodative monetary policy, low inflation and somewhat reasonable valuation by historical standards supported the equities move.  Value style indexes, as measured by Russell 1000 Value Index, trailed the S&P 500 Index by over a percentage point over the six months, returning 4.90% versus 6.42%.

Total Returns

Share Class	6 Months ended 9/30/14
Investor Class	4.24%
Institutional Class	4.38%
Russell 1000 Value Index	4.90%

II. ATTRIBUTION

Strategy return led value style indexes during the June quarter but trailed during the September period as a result of a downdraft during the last two weeks of July.  Few areas generated particularly favorable or unfavorable returns in the September quarter, during which energy and utility holdings reversed some earlier gains.  Among the few general themes in strategy movements through the six months was relative sensitivity to trends in developing markets, particularly among some diversified industrial manufacturers, which declined.  Economic news flow from spring into autumn pointed to slower progress among these nations (including Brazil, China, India, Russia) as well as Europe.  A few consumer frequent-purchase goods positions also limited returns as a result of sluggish sales and changing consumer preferences.  Some strongly-capitalized financials, restructuring household goods producers, and holdings in defense, railroad, domestic tobacco, environmental services and health insurance led the strategy.

III. OUTLOOK

While U.S. economic progress has picked up, international progress appears to be moderating.  Federal Reserve Board has indicated monetary policy is data-dependent, and suggested considerable time may pass before actions to raise rates begins, so uncertainty, based on mixed indicators, is now present.  Equity market valuation, after 2012 and 2013 stock price movements which exceeded profits expansion remains less attractive than earlier in this business cycle.  We intend to continue our value approach, emphasizing rising or high earning power, supportive valuation and sufficient diversification.

Edward J. Calkins, CFA
Senior Portfolio Manager
Fund Shareholder

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth rates.

Diversification does not guarantee a profit or protect from loss in a declining market.

One cannot invest directly in an index.

Past performance does not guarantee future results.

Great Lakes Large Cap Value Fund

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Great Lakes Large Cap Value Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2014

	1-Year	Since Inception(1)
Investor Class	16.44%	19.05%
Institutional Class	16.66%	19.25%
Russell 1000 Value Index(2)	18.89%	20.52%

(1)	Inception date of each class was September 28, 2012.
(2)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Great Lakes Large Cap Value Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2014(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2014(1)
(% of net assets)

Berkshire Hathaway, Inc. – Class B	3.9%
American Express Co.	3.9%
3M Co.	3.6%
Honeywell International, Inc.	3.3%
General Electric Co.	3.3%
Lockheed Martin Corp.	3.3%
Eaton Corp.	3.2%
Aetna, Inc.	3.2%
Target Corp.	3.1%
Chevron Corp.	3.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security

Great Lakes Small Cap Opportunity Fund

October 23, 2014

Dear Shareholders:

I. INVESTMENT RESULTS

In the six months ended September 30 of 2014, your Great Lakes Small Cap Opportunity Fund returned the following:

Total Returns

Share Class	6 Months ended 9/30/14
Investor Class	-3.90%
Institutional Class	-3.80%
Russell 2000 Index	-5.46%

The Russell 2000 Small Cap Index lost 7.65% in the third quarter of 2014 ending September 30, 2014, trailing the S&P 500 Index, which returned +1.13%,  by more than eight percentage points.  Year to date the Russell is almost thirteen percentage points behind the S&P 500 Index (-4.4% vs +8.4%), wiping out all the outperformance small cap had generated over large cap in the last five years.

We wrote last quarter about investors’ concern with the sustainability of the small cap “rally”.  It is certainly understandable to conclude that an asset class may be overvalued after it appreciates by almost 150% over a five-year time frame (as small caps have.) When compared to large cap stocks, however, we still think small caps are reasonably valued given the current interest rate environment.  Consider that the S&P 500 Index has appreciated by 128% over that same five-year time frame, ending September 30, 2014; 3-year historical sales and EPS growth1 for the Russell 2000 Small Cap Index have been 18.7% and 19.1% compared to 8.3% and 11.2%, respectively, for the S&P 500; and that estimated future EPS growth1 is forecast to be 14.8% for the Russell 2000 compared to 11.6% for the S&P 500 (Source: FactSet), suggesting that both the Russell 2000 Small Cap and S&P 500 currently trade at about the same multiple of forward earnings. Further, small cap stocks have lower debt ratios, on average, and trade at a slightly lower multiple of cash flow than larger companies.

Others offer further reasons for shunning small cap stocks.  Some believe that, if/as interest rates rise going forward, it will be more difficult for smaller companies to borrow, and that their borrowing will be more expensive.  However, recent surveys (from, for example, the National Federation of Independent Business) suggest that small companies currently have little trouble finding access to capital, and more importantly that many (including most in our portfolio) have been funding their growth with internally generated cash.  Others have pointed to operations outside the U.S. as a reason why larger companies might have better growth prospects than smaller companies in the long run.  We do not see that as an issue today; it appears that the U.S. economy is once again leading the global economic charge, with Europe showing recent signs of slowing (yet again), Japan faltering in its efforts to revive its economy, and China continuing to grapple with the stability of its financial system. Further, our most recent review suggests that our portfolio companies generate about 31% of their revenue from outside the U.S. (about one-third from Europe, two-thirds from the rest of the world), which is not materially different from estimates we have recently seen for the S&P 500.

All of this suggests to us that small cap stocks remain a good investment within the broader equity class, and we are not having difficulty finding promising long-term investment opportunities in the small cap segment of the market.

________________
1	Earnings Growth is not a measure of the Fund’s future performance.

Great Lakes Small Cap Opportunity Fund

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020.

Average Annualized Total Returns

Share Class	1 Year ended 9/30/14	3 Years ended 9/30/14	Since Inception (12/5/08)
Investor Class	7.97%	23.79%	20.44%
Institutional Class	8.19%	24.09%	20.76%
Russell 2000 Index	3.93%	21.26%	17.77%

Gross Expense Ratio: 1.48% and 1.23% for the Investor Class and Institutional Class, respectively.

II. ATTRIBUTION

Our portfolio declined by 7.6% during the one year period ending September 30, 2014.  The primary culprits were our Energy and Industrial holdings. During the quarter crude oil prices in the U.S. declined by more than 10%, driving small cap stocks in the Energy sector down by more than 20%. We are modestly overweight energy service stocks (we do not own any exploration & production companies) which did not escape the quarter’s downdraft.  One stock in particular, Dawson Geophysical (DWSN), declined by 36%. Investors fear that the downturn in energy prices will cause DWSN’s customers to slow spending on seismic surveys that are an important part of finding hydrocarbons. The company is a technology leader in its industry, and has not seen any substantial slowing in future orders thus far.  We continue to like the company’s debt-free balance sheet, respect its management team and are excited about its future prospects.

Ironically, in a quarter in which it became apparent that the U.S. economy was growing at a reasonably healthy rate, small cap Industrials declined by more than 9%. Our Industrial holdings were no exception, and our overweight position also hurt our performance.  Several of our holdings also have exposure to the energy sector, which contributed to their share price declines.  Again, we remain confident that each of our ten holdings in this space is a solid, well-managed business and we expect to do quite well with each over the longer term.

There were several bright spots in the quarter. Shares of Conversant (CNVR), a digital media firm, gained more than 34% after agreeing to be acquired by Alliance Data System. DreamWorks Animation SKG (DWA), the creators of Shrek and other animated films, climbed 17% after Softbank was reported to have an interest in acquiring the company.  And Hallador Energy (HNRG), an Illinois Basin coal miner, gained almost 30% after announcing the transformational acquisition of Vectren Fuels’ Indiana properties.

Despite the market’s recent disdain for small cap stocks relative to their larger cap brethren, we have continued to find excellent opportunities to invest in well managed companies with solid balance sheets and good future prospects.  We have taken advantage of this weakness to increase our positions in existing portfolio companies and have been able to initiate (or in some cases revisit) positions in others.

III. OUTLOOK

We continue to see signs that the pace of economic recovery in this country can continue to improve, and that corporate profits will likely continue to grow.  The employment picture has also continued to brighten, though wage growth has been nearly nonexistent. The Fed is doing its best to provide a predictable glide path to investors outlining how it will withdraw the massive monetary stimulus it has provided. While there will be some bumps along the way, it appears the Fed is doing its best navigating in difficult waters.

Nonetheless, signs that the economic recovery in the U.S. is sustainable, married with accommodative monetary policy put forth by the Federal Reserve in its efforts to preserve the recovery, likely bode well for both U.S. corporate profits and U.S. equities over the next several quarters.

Great Lakes Small Cap Opportunity Fund

Outside the U.S., much has changed since our last quarterly commentary. Economic growth in Europe, which earlier in the year appeared to be picking up some pace, has slackened.  Most importantly, economic indicators point to slowing growth in the German economy, and German Gross Domestic Product (GDP) may have grown at 1% or less during the third quarter. It appears that continuing tensions in Ukraine caused both German consumers and businesses to pull in their horns during the quarter.  Recent data suggests German exports declined in August (compared to July), and that both industrial production, output and new orders are weakening.

In response, global commodity prices have declined by more than 10% since June, and the dollar gained 8% versus the Euro.  Of course, these developments affect all countries in a global economy.  Oil prices are lower for U.S. consumers, but not for those paying with weaker currencies.  U.S. exporters will have a harder time selling their goods outside the U.S., as a stronger dollar acts as a price increase to foreign buyers.  Exporters in other parts of the world can now compete more effectively for sales in the U.S., as our stronger currency allows us to buy at lower prices. The European Central Bank has taken a page from the Fed’s playbook and is loosening monetary policy as economies across the continent and the Euro weaken. Fortunately, these conditions allow European countries (still suffering with heavy debt loads) to refinance at lower rates of interest.  Germany now borrows for ten years at less than one percent (the U.S. 10-year treasury rate stands today at 2.33%.) Even “riskier” countries are borrowing at costs well below the U.S.; Spain pays 2.04%, Ireland 1.63%, and France at a record-low of 1.21%.

Global economic growth is the only remedy that will solve the world’s financial woes in the long run.  Central banks are doing all they can (and perhaps more than they should) to promote growth.  Governments need to ensure the right fiscal policies are being implemented to promote growth in economic activity, which will lead to improvements in wages.  These are complex tasks; we remain relatively confident in the U.S. economy and its recovery, less so in Europe (relating to geopolitical turmoil as well as structural fiscal challenges), and are proceeding cautiously in what is proving to be a very difficult investment climate.

Equity markets look close to fairly valued to us, though the Q3 sell-off did create some attractive investment opportunities.  As always, we are focused on solid businesses that are well managed, have strong balance sheets and can generate substantial free cash flow. Our investment process forces us to look in places where investors are most fearful; we are finding what we believe to be good opportunities in insurance, energy services and specialty retail, for example. Our strong preference for higher-quality businesses and balance sheets should help to provide some protection against a downturn in economic conditions, as will the “margin of safety” we seek when investing in any business.

Gary Lenhoff, CFA	Ben Kim, CFA, CPA
Senior Portfolio Manager	Portfolio Manager
Fund Shareholder	Fund Shareholder

Margin of Safety is meant to convey the difference between the intrinsic value of a stock and its current market price.  A relatively large margin of safety provides better protection to an investor in the case where our estimate of intrinsic value is incorrect.

The Russell 2000 Index, a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index, and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

The Russell 2000 Small Cap Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index.  The index represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Great Lakes Small Cap Opportunity Fund

Free Cash Flow is equal to the cash flow from operations (or operating cash) less capital expenditures; It signals a company’s ability to pay debt, pay dividends, buy back stock and facilitate the growth of business.

One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not guarantee a profit or protect from loss in a declining market. Past performance does not guarantee future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The Small Cap Fund will invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large cap companies.

Great Lakes Small Cap Opportunity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2014

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	7.97%	23.79%	15.34%	20.44%
Institutional Class	8.19%	24.09%	15.63%	20.76%
Russell 2000 Index(2)	3.93%	21.26%	14.29%	17.77%

(1)	Inception date of each class was December 5, 2008.
(2)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.

Great Lakes Small Cap Opportunity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2014(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2014(1)
(% of net assets)

Actuant Corp.	3.7%
Banco Latinoamericano de Comercio Exterior SA	3.5%
Centene Corp.	3.4%
Bio-Rad Laboratories, Inc.	3.4%
ScanSource, Inc.	3.1%
Dawson Geophysical Co.	3.0%
Horace Mann Educators Corp.	3.0%
Littelfuse, Inc.	2.9%
Kennametal, Inc.	2.9%
Gildan Activewear, Inc. – Class A	2.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Funds

Expense Examples (Unaudited)
September 30, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Great Lakes Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/14)	Value (9/30/14)	(4/1/14 to 9/30/14)
Investor Class Actual(2)	$1,000.00	$1,018.40	$4.55
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56
Institutional Class Actual(2)	$1,000.00	$1,018.30	$3.29
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.29

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.90% and 0.65% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2014 of 1.84% and 1.83% for the Investor Class and Institutional Class, respectively.

Great Lakes Funds

Expense Examples (Unaudited) – Continued
September 30, 2014

Great Lakes Disciplined Equity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/14)	Value (9/30/14)	(4/1/14 to 9/30/14)
Investor Class Actual(2)	$1,000.00	$1,044.80	$5.64
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57
Institutional Class Actual(2)	$1,000.00	$1,046.30	$4.36
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10% and 0.85% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2014 of 4.48% and 4.63% for the Investor Class and Institutional Class, respectively.

Great Lakes Large Cap Value Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/14)	Value (9/30/14)	(4/1/14 to 9/30/14)
Investor Class Actual(4)	$1,000.00	$1,042.40	$5.63
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57
Institutional Class Actual(4)	$1,000.00	$1,043.80	$4.35
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10% and 0.85% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2014 of 4.24% and 4.38% for the Investor Class and Institutional Class, respectively.

Great Lakes Small Cap Opportunity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(5)
	Value (4/1/14)	Value (9/30/14)	(4/1/14 to 9/30/14)
Investor Class Actual(6)	$1,000.00	$ 961.00	$5.60
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77
Institutional Class Actual(6)	$1,000.00	$ 962.00	$4.38
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51

(5)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.14% and 0.89% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period

(6)	Based on the actual returns for the six-month period ended September 30, 2014 of (3.90)% and (3.80)% for the Investor Class and Institutional Class, respectively.

Great Lakes Bond Fund

Schedule of Investments (Unaudited)
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2%

Consumer Discretionary – 5.2%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$95,000	$100,463
Ameristar Casinos, Inc.
7.500%, 04/15/2021	75,000	78,375
AutoZone, Inc.
3.125%, 07/15/2023	100,000	97,309
Belo Corp.
7.250%, 09/15/2027	95,000	101,650
Bon-Ton Department Stores
8.000%, 06/15/2021	85,000	76,500
Brunswick Corp.
7.375%, 09/01/2023	44,000	48,510
Caesars Growth Properties
9.375%, 05/01/2022 (a)	75,000	65,906
CBS Outdoor Americas Capital
5.625%, 02/15/2024 (a)	75,000	75,375
CCO Holdings LLC
6.625%, 01/31/2022	75,000	79,031
Comcast Corp.
4.750%, 03/01/2044	150,000	158,886
DIRECTV Holdings LLC
4.450%, 04/01/2024	50,000	52,174
ERAC USA Finance LLC
2.350%, 10/15/2019 (a)	150,000	149,316
Greektown Holdings LLC
8.875%, 03/15/2019 (a)	75,000	75,000
Grupo Televisa SAB
5.000%, 05/13/2045	250,000	248,222
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	75,000	67,875
Hillman Group, Inc.
6.375%, 07/15/2022 (a)	75,000	72,938
Isle Of Capri Casinos, Inc.
7.750%, 03/15/2019	75,000	78,563
KB Home
7.250%, 06/15/2018	75,000	80,625
Lamar Media Corp.
5.000%, 05/01/2023	75,000	72,563
LIN Television Corp.
6.375%, 01/15/2021	75,000	75,938

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Consumer Discretionary – 5.2% (Continued)
Macy’s Retail Holdings, Inc.
2.875%, 02/15/2023	$150,000	$143,428
McGraw-Hill Global Education
9.750%, 04/01/2021	75,000	83,250
MGM Resorts International
6.625%, 12/15/2021	75,000	79,499
Numericable Group SA
4.875%, 05/15/2019 (a)	75,000	74,344
Pulte Group, Inc.
6.375%, 05/15/2033	75,000	75,188
Quebecor Media, Inc.
5.750%, 01/15/2023	75,000	74,813
Ruby Tuesday, Inc.
7.625%, 05/15/2020	75,000	74,625
Scientific Games Corp.
8.125%, 09/15/2018	15,000	14,513
Scientific Games International, Inc.
6.250%, 09/01/2020	75,000	63,000
Service Corp. International
7.500%, 04/01/2027	70,000	77,875
Time, Inc.
5.750%, 04/15/2022 (a)	75,000	72,000
Toys R Us, Inc.
7.375%, 10/15/2018	39,000	27,203
Viacom, Inc.
4.375%, 03/15/2043	150,000	138,646
Walt Disney Co.
1.100%, 12/01/2017	200,000	197,973
Whirlpool Corp.
2.400%, 03/01/2019	100,000	99,680
		3,151,256

Consumer Staples – 3.5%
Alliance One International, Inc.
9.875%, 07/15/2021	75,000	73,500
Aramark Services, Inc.
5.750%, 03/15/2020	80,000	82,400
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	155,458
Cencosud
4.875%, 01/20/2023 (a)	250,000	250,274

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Consumer Staples – 3.5% (Continued)
Central Garden & Pet Co.
8.250%, 03/01/2018	$75,000	$76,688
Costco Wholesale Corp.
0.650%, 12/07/2015	100,000	100,199
Cott Beverages, Inc.
5.375%, 07/01/2022 (a)	75,000	72,750
Diageo Capital
4.828%, 07/15/2020	100,000	111,304
Diamond Foods, Inc.
7.000%, 03/15/2019 (a)	75,000	75,188
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	194,971
Harbinger Group, Inc.
7.750%, 01/15/2022	80,000	79,700
Hearthside Group Holdings
6.500%, 05/01/2022 (a)	75,000	73,313
HJ Heinz Co.
6.375%, 07/15/2028	75,000	79,499
Land O’ Lakes Capital Trust I
7.450%, 03/15/2028 (a)	40,000	41,400
Pepsico, Inc.
0.700%, 02/26/2016	100,000	100,250
Pilgrim’s Pride Corp.
7.875%, 12/15/2018	75,000	78,750
Post Holdings, Inc.
7.375%, 02/15/2022	74,000	73,445
Sysco Corp.
2.600%, 06/12/2022	200,000	192,098
TreeHouse Foods, Inc.
4.875%, 03/15/2022	75,000	74,063
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	99,461
		2,084,711

Energy – 5.2%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	125,000	76,250
Arch Coal, Inc.
8.000%, 01/15/2019 (a)	75,000	64,688

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Energy – 5.2% (Continued)
Cameron International Corp.
1.150%, 12/15/2016	$235,000	$234,950
CGG SA
6.500%, 06/01/2021	80,000	70,400
Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/2019	75,000	77,438
CNOOC Finance 2014
4.875%, 04/30/2044	200,000	209,860
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	123,369
Energy Partners Ltd.
8.250%, 02/15/2018	75,000	77,063
Forest Oil Corp.
7.250%, 06/15/2019	75,000	70,500
Halcon Resources Corp.
8.875%, 05/15/2021	75,000	74,250
Linn Energy Finance Corp.
7.750%, 02/01/2021	75,000	75,938
Marathon Oil Corp.
2.800%, 11/01/2022	100,000	95,875
Memorial Resource Development Corp.
5.875%, 07/01/2022 (a)	80,000	78,400
Nuverra Environmental Solutions, Inc.
9.875%, 04/15/2018	75,000	75,609
Peabody Energy Corp.
7.875%, 11/01/2026	75,000	72,938
Petrobras International Finance Co.
5.375%, 01/27/2021	150,000	152,373
Petroleos Mexicanos
3.500%, 01/30/2023	150,000	144,075
6.375%, 01/23/2045 (a)	150,000	169,994
Plains Exploration & Production Co.
6.875%, 02/15/2023	49,000	55,738
Rice Energy, Inc.
6.250%, 05/01/2022 (a)	75,000	73,500
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	80,000	82,600
Statoil
2.900%, 10/15/2014	200,000	200,167
2.450%, 01/17/2023	150,000	143,419

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Energy – 5.2% (Continued)
Stone Energy Corp.
7.500%, 11/15/2022	$75,000	$77,648
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	140,000	143,375
Swift Energy Co.
8.875%, 01/15/2020	80,000	82,000
Talisman Energy, Inc.
5.750%, 05/15/2035	100,000	105,866
Total Capital International
0.750%, 01/25/2016	205,000	205,674
United Refining Co.
10.500%, 02/28/2018	27,000	28,890
		3,142,847

Financials – 21.4%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	209,269
ABN AMRO Bank NV
1.375%, 01/22/2016 (a)	265,000	266,934
Aircastle Ltd.
6.750%, 04/15/2017	75,000	80,438
Ally Financial, Inc.
5.125%, 09/30/2024	125,000	122,813
American Campus Communities
4.125%, 07/01/2024	200,000	200,967
American Express Co.
1.550%, 05/22/2018	200,000	197,223
American Express Credit
1.125%, 06/05/2017	200,000	198,672
American Tower Corp.
3.400%, 02/15/2019	100,000	102,270
AmeriGas Finance
7.000%, 05/20/2022	75,000	78,938
Australia & New Zealand Banking Group
1.250%, 06/13/2017	250,000	249,348
Bank of America Corp.
1.500%, 10/09/2015	100,000	100,780
2.000%, 01/11/2018	100,000	99,644
5.625%, 07/01/2020	100,000	113,059
4.000%, 04/01/2024	100,000	101,161

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Financials – 21.4% (Continued)
Bank of Montreal
0.800%, 11/06/2015	$244,000	$244,739
Bank of New York Mellon Corp.
0.700%, 10/23/2015	150,000	150,224
Bank Of Nova Scotia
2.050%, 06/05/2019	250,000	247,430
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	99,305
Berkshire Hathaway Finance Corp.
0.950%, 08/15/2016	200,000	200,822
BioMed Realty LP
3.850%, 04/15/2016	180,000	187,688
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	200,612
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	100,000	113,344
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	200,391
Citigroup, Inc.
1.350%, 03/10/2017	200,000	199,581
4.500%, 01/14/2022	100,000	107,386
Corporate Office Properties LP
3.700%, 06/15/2021	200,000	197,799
Covidien International Finance
2.950%, 06/15/2023	100,000	96,759
Credit Suisse New York
1.375%, 05/26/2017	300,000	298,496
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	151,063
Digital Realty Trust LP
3.625%, 10/01/2022	200,000	192,485
EPR Properties
5.750%, 08/15/2022	75,000	82,368
Export-Import Bank of Korea
5.875%, 01/14/2015	100,000	101,460
1.250%, 11/20/2015	100,000	100,537
Fifth Third Bank
1.450%, 02/28/2018	200,000	197,682
Fondo Mivivienda
3.375%, 04/02/2019 (a)	150,000	150,750

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Financials – 21.4% (Continued)
Ford Motor Credit Co. LLC
2.500%, 01/15/2016	$125,000	$127,339
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	150,393
5.875%, 01/14/2038	100,000	120,863
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	221,913
HCP, Inc.
2.625%, 02/01/2020	225,000	221,985
Huntington National Bank
2.200%, 04/01/2019	250,000	248,971
Hyundai Capital America
1.625%, 10/02/2015 (a)	150,000	151,068
ICICI Bank Ltd.
3.500%, 03/18/2020 (a)	200,000	200,727
ING Bank
3.000%, 09/01/2015 (a)	200,000	203,936
3.750%, 03/07/2017 (a)	150,000	157,910
Invesco Finance
3.125%, 11/30/2022	250,000	247,189
iStar Financial, Inc.
5.000%, 07/01/2019	75,000	72,563
JPMorgan Chase & Co.
1.100%, 10/15/2015	100,000	100,442
3.250%, 09/23/2022	100,000	98,597
Kimco Realty Corp.
3.125%, 06/01/2023	200,000	192,505
Korea Development Bank
1.000%, 01/22/2016	250,000	249,908
Lender Processing Services, Inc.
5.750%, 04/15/2023	75,000	78,750
Lloyds Bank
2.300%, 11/27/2018	200,000	200,654
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	196,568
Morgan Stanley
1.750%, 02/25/2016	125,000	126,377
5.500%, 07/24/2020	200,000	225,293
Nationstar Mortgage
6.500%, 08/01/2018	75,000	75,188

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Financials – 21.4% (Continued)
Nationwide Mutual Insurance Co.
4.950%, 04/22/2044 (a)	$100,000	$103,901
New York Life Global Funding
1.125%, 03/01/2017 (a)	200,000	200,124
2.150%, 06/18/2019 (a)	200,000	199,793
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (a)	100,000	101,077
PACCAR Financial Corp.
Series MTN
1.150%, 08/16/2016	100,000	100,844
People’s United Financial, Inc.
3.650%, 12/06/2022	150,000	150,689
PNC Bank
0.800%, 01/28/2016	200,000	200,393
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	170,624
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	146,359
Royal Bank of Canada
1.150%, 03/13/2015	200,000	200,540
Schaeffler Finance
4.250%, 05/15/2021 (a)	75,000	72,375
SLM Corp.
5.000%, 06/15/2018	75,000	74,625
6.200%, 03/15/2019	29,000	28,175
Societe Generale
2.750%, 10/12/2017	150,000	154,277
Springleaf Finance Corp.
6.000%, 10/15/2014	55,000	55,000
6.000%, 12/15/2014	72,000	72,186
6.900%, 12/15/2017	42,000	44,730
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	197,924
Symetra Financial Corp.
4.250%, 07/15/2024	250,000	251,732
Synchrony Financial
4.250%, 08/15/2024	250,000	250,331
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	87,338

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Financials – 21.4% (Continued)
Toyota Motor Credit Corp.
1.250%, 10/05/2017	$150,000	$149,170
2.000%, 10/24/2018	100,000	100,241
UBS
2.375%, 08/14/2019	250,000	247,974
Wells Fargo & Co.
1.500%, 01/16/2018	200,000	198,998
		12,870,996
Health Care – 3.1%
AbbVie, Inc.
1.200%, 11/06/2015	175,000	175,706
Actavis Funding Services
4.850%, 06/15/2044 (a)	150,000	141,461
Aetna, Inc.
2.750%, 11/15/2022	200,000	191,628
Agilent Technologies, Inc.
3.200%, 10/01/2022	200,000	194,719
Allergan, Inc.
1.350%, 03/15/2018	100,000	97,133
Biomet, Inc.
6.500%, 10/01/2020	75,000	78,938
CareFusion Corp.
3.875%, 05/15/2024	200,000	200,109
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	97,238
Dignity Health
4.500%, 11/01/2042	150,000	143,783
Eli Lilly & Co.
1.950%, 03/15/2019	150,000	149,536
HCA, Inc.
5.875%, 05/01/2023	75,000	76,875
JLL/Delta Dutch Newco
7.500%, 02/01/2022 (a)	75,000	76,022
Medtronic, Inc.
3.625%, 03/15/2024	150,000	153,391
Tenet Healthcare Corp.
4.750%, 06/01/2020	75,000	74,813
		1,851,352

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Industrials – 4.7%
ADT Corp.
4.125%, 06/15/2023	$100,000	$89,250
Bombardier, Inc.
6.125%, 01/15/2023 (a)	75,000	75,469
Burlington Northern Santa Fe
4.450%, 03/15/2043	200,000	199,542
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	142,648
Carlson Travel Holdings, Inc.
7.500%, 08/15/2019 (a)	75,000	75,938
Caterpillar, Inc.
4.300%, 05/15/2044	150,000	153,030
Colt Defense, LLC
8.750%, 11/15/2017	105,000	62,081
Dun & Bradstreet Corp.
3.250%, 12/01/2017	50,000	51,735
Eaton Corp.
4.000%, 11/02/2032	150,000	148,867
General Dynamics Corp.
1.000%, 11/15/2017	200,000	197,847
Griffon Corp.
5.250%, 03/01/2022	75,000	71,719
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	201,983
Illinois Tool Works, Inc.
1.950%, 03/01/2019	150,000	149,232
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	153,624
Rexel
5.250%, 06/15/2020 (a)	75,000	75,703
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	146,386
Stanley Black & Decker, Inc.
2.900%, 11/01/2022	225,000	220,180
Teekay Offshore Partners
6.000%, 07/30/2019	90,000	88,425
Titan International, Inc.
6.875%, 10/01/2020	80,000	78,800
Tyco Electronics Group
1.600%, 02/03/2015	100,000	100,390

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Industrials – 4.7% (Continued)
Valmont Industries, Inc.
5.000%, 10/01/2044	$250,000	$246,203
Waterjet Holdings, Inc.
7.625%, 02/01/2020 (a)	75,000	77,813
		2,806,865
Information Technology – 2.3%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	50,000	50,750
Amkor Technology, Inc.
6.375%, 10/01/2022	75,000	78,000
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	102,577
Baidu, Inc.
2.250%, 11/28/2017	250,000	251,894
BMC Software, Inc.
7.250%, 06/01/2018	85,000	84,150
Dell, Inc.
5.650%, 04/15/2018	75,000	79,031
Fiserv, Inc.
3.500%, 10/01/2022	200,000	201,048
Intel Corp.
1.350%, 12/15/2017	150,000	149,631
Iron Mountain, Inc.
5.750%, 08/15/2024	75,000	73,969
Oracle Corp.
2.250%, 10/08/2019	200,000	199,314
2.500%, 10/15/2022	100,000	95,742
		1,366,106
Materials – 3.7%
Agrium, Inc.
3.150%, 10/01/2022	115,000	112,035
Airgas, Inc.
3.250%, 10/01/2015	200,000	204,625
AK Steel Corp.
7.625%, 05/15/2020	95,000	94,287
Aleris International, Inc.
7.875%, 11/01/2020	75,000	75,000

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Materials – 3.7% (Continued)
ArcelorMittal
10.350%, 06/01/2019	$85,000	$104,019
6.750%, 02/25/2022	100,000	107,875
Ashland, Inc.
3.875%, 04/15/2018	95,000	95,713
Cascades, Inc.
7.875%, 01/15/2020	56,000	58,660
Codelco
4.500%, 08/13/2023 (a)	150,000	158,347
Constellium NV
5.750%, 05/15/2024 (a)	75,000	75,375
Dow Chemical Co.
3.000%, 11/15/2022	150,000	144,915
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	75,000	75,750
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	74,625
PPG Industries, Inc.
1.900%, 01/15/2016	200,000	202,807
Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	74,813
Signode Industrial Group
6.375%, 05/01/2022 (a)	75,000	72,188
Southern Copper Corp.
5.250%, 11/08/2042	275,000	261,212
SunCoke Energy Partners
7.375%, 02/01/2020 (a)	75,000	79,125
Teck Resources Ltd.
4.500%, 01/15/2021	90,000	93,677
United States Steel Corp.
7.500%, 03/15/2022	75,000	81,188
		2,246,236
Telecommunication Services – 2.6%
America Movil
4.375%, 07/16/2042	150,000	140,212
AT&T, Inc.
2.625%, 12/01/2022	200,000	189,539
4.800%, 06/15/2044	150,000	148,368

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Telecommunication Services – 2.6% (Continued)
Cincinnati Bell, Inc.
8.375%, 10/15/2020	$75,000	$79,500
Frontier Communications Corp.
9.000%, 08/15/2031	75,000	78,188
Level 3 Financing, Inc.
8.125%, 07/01/2019	75,000	80,250
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	75,000	77,991
SES Global Americas Holdings
2.500%, 03/25/2019 (a)	150,000	149,288
Sprint Nextel Corp.
6.000%, 11/15/2022	95,000	92,506
Telefonica Emisiones
5.134%, 04/27/2020	200,000	220,101
Verizon Communications
6.400%, 09/15/2033	75,000	91,527
3.850%, 11/01/2042	150,000	131,520
Windstream Corp.
7.750%, 10/15/2020	75,000	79,313
		1,558,303
Utilities – 2.5%
Ameren Energy Generating Co.
7.000%, 04/15/2018	25,000	24,000
American Electric Power Co., Inc.
2.950%, 12/15/2022	150,000	146,644
Colbun
4.500%, 07/10/2024 (a)	200,000	198,959
Electricite de France
2.150%, 01/22/2019 (a)	200,000	199,647
Florida Power Corp.
5.900%, 03/01/2033	100,000	122,042
GDF Suez
2.875%, 10/10/2022 (a)	125,000	123,789
Georgia Power Co.
0.625%, 11/15/2015	250,000	250,194
NextEra Energy Capital Holdings, Inc.
2.700%, 09/15/2019	125,000	126,467
NRG Energy, Inc.
7.875%, 05/15/2021	75,000	81,000

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

CORPORATE BONDS – 54.2% (Continued)

Utilities – 2.5% (Continued)
Pacific Gas & Electric Co.
3.250%, 06/15/2023	$175,000	$173,581
PPL Energy Supply LLC
4.600%, 12/15/2021	75,000	71,142
		1,517,465
Total Corporate Bonds
(Cost $32,714,887)		32,596,137

MUNICIPAL BONDS – 14.9%
Chicago, Illinois O’Hare International Airport Revenue
Series 2003, C-2
5.250%, 01/01/2030	420,000	421,348
5.250%, 01/01/2034	1,090,000	1,093,313
Detroit, Michigan Sewage Disposal System Revenue
4.500%, 07/01/2027	165,000	174,719
Detroit, Michigan Water Supply System Revenue
Series B
4.750%, 07/01/2034	230,000	248,980
5.500%, 07/01/2035	185,000	204,852
Gulfport, Mississippi Memorial Hospital Revenue
Series A
5.750%, 07/01/2031	85,000	85,214
Illinois Sports Facilities Authority
5.000%, 06/15/2022	175,000	195,706
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025	135,000	135,101
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020	545,000	581,220
Massachusetts Housing Finance Agency
Series D
4.850%, 06/01/2040	610,000	615,483
Minneapolis, Minnesota Health Care Systems Revenue
Series B
5.000%, 05/15/2021	50,000	50,122
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	500,000	575,515

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

MUNICIPAL BONDS – 14.9% (Continued)
New York Metropolitan Transportation Authority
Series B
5.000%, 11/15/2023	$150,000	$181,214
Series C
5.000%, 11/15/2023	500,000	604,044
New York State Energy Research & Development Authority Revenue
Series A
5.150%, 11/01/2025	125,000	126,698
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034	500,000	506,165
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	291,528
Ohio State Water Development Authority Revenue
Series B
2.200%, 06/01/2033	250,000	253,270
Oregon State Housing & Community Services Department Revenue
Series A
4.050%, 01/01/2020	100,000	108,906
Oyster Bay, New York
3.250%, 08/01/2023	225,000	231,428
Puerto Rico Sales Tax Financing Corp.
Series A
4.375%, 08/01/2020	305,000	264,414
4.750%, 08/01/2020	175,000	154,714
Rhode Island Housing & Mortgage Finance Corp.
Series A-1
4.600%, 10/01/2027	325,000	326,255
Taft, California Public Financing Authority Revenue
6.050%, 01/01/2017	150,000	150,603
Tallahassee, Florida Health Facilities Revenue
6.375%, 12/01/2030	100,000	100,579
Tennessee Housing Development Agency Revenue
Series 1A
4.000%, 07/01/2039	340,000	367,248
Virgin Islands Public Finance Authority Revenue
5.000%, 10/01/2031	605,000	606,088
Virginia Housing Development Authority Revenue
Series A
5.100%, 10/01/2035	160,000	166,242

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

MUNICIPAL BONDS – 14.9% (Continued)
Wisconsin State Health & Educational Facilities Authority
Series B
5.125%, 08/15/2030	$150,000	$155,021

Total Municipal Bonds
(Cost $8,863,226)		8,975,990

U.S. GOVERNMENT & AGENCY SECURITIES – 8.4%
Federal Home Loan Mortgage Association
Series K-712, Class X1
1.507%, 11/25/2019^ (b)	1,236,155	71,664
Series 293, Class IO
4.000%, 11/15/2032 (b)	1,752,870	340,397
Series 3293, Class MP
5.500%, 03/15/2037	226,421	251,780
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	333,344	358,788
5.000%, 01/01/2024, #C90779	231,687	255,001
3.000%, 10/01/2032, #D99625	221,440	225,865
Federal National Mortgage Association
Series 2013-M3, Class X1
4.213%, 02/25/2016^ (b)	840,258	33,018
Series 2013-M4, Class X1
3.916%, 02/25/2018^ (b)	369,518	39,101
Series 2012-M8, Class X1
2.196%, 12/25/2019^ (b)	1,479,224	104,425
Series 2012-M3, Class X1
0.346%, 01/25/2022^ (b)	3,370,513	65,531
Series 2012-M2, Class X
0.795%, 02/25/2022^ (b)	1,556,193	69,223
Series 2012-34, Class PC
5.500%, 01/25/2032	124,984	136,503
Series 2012-90, Class DA
1.500%, 03/25/2042	159,512	151,215
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	290,672	315,050
5.170%, 06/01/2028, #468516	240,237	260,689
4.500%, 06/01/2034, #MA1976	392,298	427,468
6.500%, 12/01/2036, #888112	91,720	103,898
5.500%, 05/01/2037, #916933	119,776	134,802
4.500%, 04/01/2041, #AH9719	307,853	333,089
4.500%, 04/01/2041, #AL0215	118,424	128,217

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

U.S. GOVERNMENT & AGENCY SECURITIES – 8.4% (Continued)
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	$325,152	$365,002
Series 2013-144, Class UI
4.500%, 10/16/2028 (b)	1,777,659	190,231
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	153,387
Series 2011-6, Class AC
2.850%, 12/16/2037	150,000	151,635
Series 2012-109, Class AB
1.388%, 09/16/2044	95,282	93,013
Government National Mortgage Association Pool
4.500%, 11/20/2033, #003470	238,295	260,860

Total U.S. Government & Agency Securities
(Cost $4,974,612)		5,019,852

MORTGAGE BACKED SECURITIES – 8.3%
Bank of America Commercial Mortgage Trust
Series 2005-6, Class AM
5.177%, 09/10/2047^	95,000	99,185
Series 2007-4, Class AM
6.015%, 02/10/2051^	256,000	282,265
Series 2008-1, Class AM
6.484%, 02/10/2051^	250,000	280,942
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040	150,000	156,432
Series 2006-PW13, Class AM
5.582%, 09/11/2041	102,000	109,076
CD Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.226%, 07/15/2044^	80,000	83,005
Credit Suisse Mortgage Trust
Series 2006-C1, Class AJ
5.642%, 02/15/2039^	300,000	314,762
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	100,203	103,442
Series 2005-C1, Class AJ
5.075%, 02/18/2038	125,000	126,201

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Par	Value

MORTGAGE BACKED SECURITIES – 8.3% (Continued)
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	$150,000	$161,545
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	597,709
Series 2007-GG10, Class A4
5.803%, 08/10/2045^	272,091	297,444
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	526,434
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class AM
4.999%, 10/15/2042	140,000	144,491
Master Asset Securitization Trust
Series 2003-4, Class 1A1
5.750%, 05/25/2033	311,802	317,336
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.831%, 06/11/2042^	150,000	165,177
Morgan Stanley Mortgage Trust
Series 35
0.781%, 05/20/2021^	62,919	63,087
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	198,288	203,127
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.573%, 08/15/2039^	160,000	166,668
UBS – Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/10/2049	500,000	497,409
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AMFX
5.179%, 07/15/2042	120,000	124,004
Series 2005-C21, Class AM
5.239%, 10/17/2044^	173,000	180,223

Total Mortgage Backed Securities
(Cost $5,067,548)		4,999,964

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Shares/Par	Value

EXCHANGE TRADED FUNDS – 5.8%
iShares Barclays 1-3 Year Credit Bond Fund	2,607	$274,465
iShares Barclays CMBS Bond Fund	3,823	196,242
iShares iBoxx $ High Yield Corporate Bond Fund	7,505	690,085
iShares iBoxx Investment Grade Corporate Bond Fund	7,629	901,900
iShares MBS Bond Fund	10,120	1,094,073
iShares National AMT-Free Muni Bond Fund	1,241	136,100
SPDR Nuveen Barclays Short Term Municipal Bond Fund	7,970	194,548
Total Exchange Traded Funds
(Cost $3,500,980)		3,487,413

U.S. TREASURY SECURITIES – 2.8%
U.S. Treasury Bonds
3.500%, 02/15/2039	$250,000	266,074
2.875%, 05/15/2043	1,000,000	937,031
U.S. Treasury Note
1.750%, 07/31/2015	500,000	506,865
Total U.S. Treasury Securities
(Cost $1,665,504)		1,709,970

SHORT-TERM INVESTMENT – 3.7%
First American Government Obligations Fund – Class Z, 0.01% (c)
Total Short-Term Investment
(Cost $2,196,988)	2,196,988	2,196,988
Total Investments – 98.1%
(Cost $58,983,745)58,986,314
Other Assets and Liabilities – 1.9%		1,164,786
Net Assets – 100.0%		$60,151,100

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2014 the market value of these investments were $6,225,112, or 10.3% of total net assets.

^	Variable rate security – The rate shown is the rate in effect as of September 30, 2014.
(b)	Interest only security.
(c)	The rate shown is the annualized seven-day effective yield as of September 30, 2014.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited)
September 30, 2014

Description	Shares	Value

COMMON STOCKS – 98.2%

Consumer Discretionary – 8.8%
Advance Auto Parts, Inc.	3,900	$508,170
AutoZone, Inc.*	1,100	560,626
Delphi Automotive	1,700	104,278
DIRECTV*	5,300	458,556
Expedia, Inc.	1,600	140,192
Johnson Controls, Inc.	14,300	629,200
Macy’s, Inc.	10,000	581,800
TRW Automotive Holdings Corp.*	1,400	141,750
Twenty First Century Fox, Inc. – Class A	19,900	682,371
		3,806,943
Consumer Staples – 15.3%
Altria Group, Inc.	28,050	1,288,617
Archer-Daniels-Midland Co.	6,360	324,996
Bunge Ltd.	11,300	951,800
Coca-Cola Enterprises, Inc.	5,600	248,416
ConAgra Foods, Inc.	10,800	356,832
CVS Caremark Corp.	3,200	254,688
Kroger Co.	23,975	1,246,700
Lorillard, Inc.	6,178	370,124
Tyson Foods, Inc. – Class A	10,800	425,196
Walgreen Co.	15,400	912,758
Wal-Mart Stores, Inc.	2,900	221,763
		6,601,890
Energy – 12.7%
Anadarko Petroleum Corp.	1,000	101,440
Baker Hughes, Inc.	4,400	286,264
ConocoPhillips	15,750	1,205,190
EOG Resources, Inc.	8,000	792,160
Exxon Mobil Corp.	10,400	978,120
Hess Corp.	7,000	660,240
Marathon Petroleum Corp.	3,000	254,010
Phillips 66	13,250	1,077,358
Tesoro Corp.	1,700	103,666
		5,458,448
Financials – 13.9%
ACE Ltd.	1,500	157,305
AvalonBay Communities, Inc.	4,300	606,171
Bank of America Corp.	63,500	1,082,675

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Shares	Value

COMMON STOCKS – 98.2% (Continued)

Financials – 13.9% (Continued)
Citigroup, Inc.	16,700	$865,394
Lincoln National Corp.	3,000	160,740
Markel Corp.*	600	381,690
MetLife, Inc.	20,800	1,117,376
T. Rowe Price Group, Inc.	5,900	462,560
Travelers Companies, Inc.	8,400	789,096
Wells Fargo & Co.	7,055	365,943
		5,988,950
Health Care – 8.1%
Actavis*	2,900	699,712
AmerisourceBergen Corp.	1,500	115,950
Cardinal Health, Inc.	6,300	471,996
Cigna Corp.	1,470	133,314
Edwards Lifesciences Corp.*	1,100	112,365
Express Scripts Holding Co.*	4,600	324,898
Gilead Sciences, Inc.*	3,800	404,510
HCA Holdings, Inc.*	1,900	133,988
Perrigo Co.	2,200	330,418
WellPoint, Inc.	6,400	765,568
		3,492,719
Industrials – 13.2%
Boeing Co.	8,700	1,108,206
Caterpillar, Inc.	2,269	224,699
Cummins, Inc.	7,270	959,495
FedEx Corp.	2,050	330,973
General Dynamics Corp.	10,000	1,270,899
General Electric Co.	33,400	855,708
Honeywell International, Inc.	5,300	493,536
Lockheed Martin Corp.	1,200	219,336
Southwest Airlines Co.	6,100	205,997
		5,668,849
Information Technology – 13.4%
Apple, Inc.	3,700	372,775
Cisco Systems, Inc.	29,400	739,998
Corning, Inc.	17,000	328,780
Facebook, Inc. – Class A*	5,100	403,104
Hewlett-Packard Co.	5,100	180,897
Intel Corp.	23,150	806,083

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Shares	Value

COMMON STOCKS – 98.2% (Continued)

Information Technology – 13.4% (Continued)
Lam Research Corp.	7,100	$530,370
Microsoft Corp.	14,100	653,676
Oracle Corp.	21,600	826,848
Symantec Corp.	16,900	397,319
Western Digital Corp.	2,100	204,372
Xerox Corp.	24,600	325,458
		5,769,680
Materials – 3.9%
Dow Chemical Co.	16,400	860,016
Eastman Chemical Co.	1,200	97,068
Freeport-McMoRan, Inc.	8,600	280,790
LyondellBasell Industries – Class A	4,200	456,372
		1,694,246
Telecommunication Services – 5.0%
AT&T, Inc.	26,260	925,402
Verizon Communications, Inc.	25,000	1,249,750
		2,175,152
Utilities – 3.9%
AGL Resources, Inc.	1,900	97,546
Entergy Corp.	5,700	440,781
FirstEnergy Corp.	7,600	255,132
PG&E Corp.	14,400	648,576
Public Service Enterprise Group, Inc.	6,400	238,336
		1,680,371
Total Common Stocks
(Cost $39,430,769)		42,337,248

SHORT-TERM INVESTMENT – 2.6%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $1,109,860)	1,109,860	1,109,860
Total Investments – 100.8%
(Cost $40,540,629)		43,447,108
Other Assets and Liabilities, Net – (0.8)%		(333,211)
Total Net Assets – 100.0%		$43,113,897

*	Non-income producing security.
^	Variable rate security – The rate shown is the annualized seven-day effective yield as of September 30, 2014.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited)
September 30, 2014

Description	Shares	Value

COMMON STOCKS – 97.6%

Consumer Discretionary – 5.0%
Brunswick Corp.	15,880	$669,183
Target Corp.	18,190	1,140,149
		1,809,332
Consumer Staples – 17.0%
Altria Group, Inc.	15,890	729,987
Clorox Co.	8,795	844,672
Energizer Holdings, Inc.	6,165	759,590
General Mills, Inc.	18,330	924,749
Kimberly-Clark Corp.	8,630	928,328
Kraft Foods Group, Inc.	6,030	340,092
Mondelez International, Inc.	9,755	334,255
PepsiCo, Inc.	4,305	400,752
Philip Morris International, Inc.	11,240	937,416
		6,199,841
Energy – 12.3%
Chevron Corp.	9,460	1,128,767
ConocoPhillips	12,595	963,769
Phillips 66	3,990	324,427
Royal Dutch Shell – ADR	12,850	978,271
Schlumberger Ltd.	4,300	437,267
Spectra Energy Corp.	16,950	665,457
		4,497,958
Financials – 18.6%
American Express Co.	16,140	1,412,896
Ameriprise Financial, Inc.	8,015	988,891
Bank of America Corp.	24,570	418,919
Berkshire Hathaway, Inc. – Class B*	10,300	1,422,841
Citigroup, Inc.	7,720	400,050
Hartford Financial Services Group, Inc.	10,940	407,515
Plum Creek Timber Co., Inc. – REIT	16,505	643,860
Prudential Financial, Inc.	4,735	416,396
Wells Fargo & Co.	13,510	700,764
		6,812,132
Health Care – 10.6%
Abbott Laboratories	10,000	415,900
AbbVie, Inc.	6,310	364,466
Aetna, Inc.	14,370	1,163,970

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Shares	Value

COMMON STOCKS – 97.6% (Continued)

Health Care – 10.6% (Continued)
Cigna Corp.	12,350	$1,120,022
Merck & Co., Inc.	13,430	796,130
		3,860,488
Industrials # – 27.4%
3M Co.	9,260	1,311,956
Caterpillar, Inc.	11,100	1,099,233
Eaton Corp.	18,465	1,170,127
Emerson Electric Co.	6,365	398,322
General Electric Co.	46,485	1,190,946
Honeywell International, Inc.	13,050	1,215,215
Lockheed Martin Corp.	6,515	1,190,812
Norfolk Southern Corp.	3,990	445,284
Textron, Inc.	25,805	928,722
Waste Management, Inc.	22,725	1,080,119
		10,030,736
Materials – 1.9%
Dow Chemical Co.	13,175	690,897

Utilities – 4.8%
AGL Resources, Inc.	10,600	544,204
Duke Energy Corp.	8,050	601,899
Public Service Enterprise Group, Inc.	16,350	608,874
		1,754,977
Total Common Stocks
(Cost $30,486,443)		35,656,361

SHORT-TERM INVESTMENT – 2.3%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $854,635)	854,635	854,635
Total Investments – 99.9%
(Cost $31,341,078)		36,510,996
Other Assets and Liabilities, Net – 0.1%		28,081
Total Net Assets – 100.0%		$36,539,077

*	Non-income producing security.
#	As of September 30, 2014, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 8 in Notes to Financial Statements.
^	Variable rate security – The rate shown is the annualized seven-day effective yield as of September 30, 2014.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited)
September 30, 2014

Description	Shares	Value

COMMON STOCKS – 96.4%

Consumer Discretionary – 22.9%
Apollo Group, Inc. – Class A*	94,454	$2,375,518
Buckle, Inc.	39,796	1,806,340
Cooper Tire & Rubber Co.	43,318	1,243,227
DreamWorks Animation SKG, Inc. – Class A*	63,573	1,733,636
Express, Inc.*	136,649	2,133,091
Gildan Activewear, Inc. – Class A	44,929	2,458,515
John Wiley & Sons, Inc. – Class A	35,182	1,974,061
Live Nation Entertainment, Inc.*	42,240	1,014,605
Men’s Wearhouse, Inc.	51,545	2,433,955
Steiner Leisure Ltd.*	58,150	2,185,859
Zumiez, Inc.*	34,773	977,121
		20,335,928
Consumer Staples – 1.0%
Chefs’ Warehouse, Inc.*	56,142	912,869

Energy – 6.9%
Dawson Geophysical Co.	147,870	2,688,277
Natural Gas Services Group, Inc.*	91,714	2,207,556
World Fuel Services Corp.	30,711	1,225,983
		6,121,816
Financials – 13.3%
Banco Latinoamericano de Comercio Exterior SA	101,599	3,117,057
FBL Financial Group, Inc. – Class A	37,617	1,681,480
Genworth MI Canada, Inc.	54,633	1,726,871
Home Capital Group, Inc.	19,440	874,665
Horace Mann Educators Corp.	92,080	2,625,200
Montpelier Re Holdings Ltd.	29,421	914,699
United Fire Group, Inc.	33,354	926,241
		11,866,213
Health Care – 8.2%
Bio-Rad Laboratories, Inc. – Class A*	26,582	3,014,399
Centene Corp.*	36,594	3,026,690
Owens & Minor, Inc.	37,949	1,242,450
		7,283,539
Industrials – 19.0%
Actuant Corp. – Class A	108,967	3,325,673
Insperity, Inc.	55,678	1,522,237
Insteel Industries, Inc.	113,721	2,338,104

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2014

Description	Shares	Value

COMMON STOCKS – 96.4% (Continued)

Industrials – 19.0% (Continued)
Kennametal, Inc.	62,243	$2,571,258
Lindsay Corp.	21,976	1,642,706
Tecumseh Products Co.*	91,886	395,110
Tetra Tech, Inc.	67,034	1,674,509
Thermon Group Holdings, Inc.*	51,351	1,253,991
TriMas Corp.*	87,392	2,126,247
		16,849,835
Information Technology – 23.1%
ADTRAN, Inc.	38,977	800,198
Checkpoint Systems, Inc.*	143,687	1,757,292
Conversant, Inc.*	71,358	2,444,012
Diebold, Inc.	68,992	2,436,797
Littelfuse, Inc.	30,257	2,577,291
Microsemi Corp.*	73,341	1,863,595
MKS Instruments, Inc.	41,880	1,397,954
Rofin-Sinar Technologies, Inc.*	97,291	2,243,530
ScanSource, Inc.*	79,257	2,741,501
SeaChange International, Inc.*	322,270	2,242,999
		20,505,169
Materials – 2.0%
Intrepid Potash, Inc.*	116,344	1,797,515
Total Common Stocks
(Cost $83,590,622)		85,672,884

SHORT-TERM INVESTMENT – 1.8%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $1,578,968)	1,578,968	1,578,968
Total Investments – 98.2%
(Cost $85,169,590)		87,251,852
Other Assets and Liabilities, Net – 1.8%		1,633,916
Total Net Assets – 100.0%		$88,885,768

*	Non-income producing security.
^	Variable rate security – The rate shown is the annualized seven-day effective yield as of September 30, 2014.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities (Unaudited)
September 30, 2014

				Small Cap
		Disciplined	Large Cap	Opportunity
	Bond Fund	Equity Fund	Value Fund	Fund
ASSETS
Investment securities:
At cost	$58,983,745	$40,540,629	$31,341,078	$85,169,590
At value	$58,986,314	$43,447,108	$36,510,996	$87,251,852
Receivable for investment securities sold	27,606	830,515	—	1,631,033
Dividends & interest receivable	542,810	61,747	52,975	21,615
Receivable for capital shares sold	767,019	138,421	114,479	144,119
Prepaid expenses & other assets	21,703	10,086	21,746	8,976
Total Assets	60,345,452	44,487,877	36,700,196	89,057,595

LIABILITIES
Dividends payable	120,904	—	—	—
Payable for investment securities purchased	5,101	1,321,402	110,384	—
Payable for capital shares redeemed	17,776	7,954	5,404	80,283
Payable to Adviser, net	11,046	14,391	10,621	45,351
Payable for fund administration & accounting fees	14,018	9,396	9,042	10,435
Payable for compliance fees	1,686	1,686	1,686	1,687
Payable for transfer agent fees & expenses	5,428	4,984	4,559	9,866
Payable for custody fees	1,456	709	2,644	4,606
Payable for trustee fees	2,865	2,935	2,977	2,657
Accrued expenses and other liabilities	14,071	10,412	13,385	4,988
Accrued distribution fees	1	111	417	11,954
Total Liabilities	194,352	1,373,980	161,119	171,827
NET ASSETS	$60,151,100	$43,113,897	$36,539,077	$88,885,768

COMPOSITION OF NET ASSETS
Portfolio capital	$60,483,541	$36,134,568	$30,834,508	$75,119,152
Undistributed (distributions in excess of) net investment income	(20,406)	3,460	(3,496)	106,380
Accumulated net realized gain (loss) on
investments, including foreign currency gain (loss)	(314,604)	4,069,390	538,147	11,577,974
Net unrealized appreciation of investments
and translations of foreign currency	2,569	2,906,479	5,169,918	2,082,262
Total net assets	$60,151,100	$43,113,897	$36,539,077	$88,885,768

Investor Class Shares:
Net Assets	$1,139	$179,448	$697,332	$16,324,973
Shares issued and outstanding(1)	115	11,614	50,462	906,565
Net asset value, offering price, and redemption price per share	$9.88	$15.45	$13.82	$18.01

Institutional Class Shares:
Net Assets	$60,149,961	$42,934,449	$35,841,745	$72,560,795
Shares issued and outstanding(1)	6,104,516	2,789,655	2,597,651	3,981,544
Net asset value, offering price, and redemption price per share	$9.85	$15.39	$13.80	$18.22

(1)	Unlimited shares authorized

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2014

				Small Cap
		Disciplined	Large Cap	Opportunity
	Bond Fund	Equity Fund	Value Fund	Fund
INVESTMENT INCOME:
Interest income	$826,268	$32	$46	145
Dividend income	38,766	405,189	418,124	490,529
Less: Foreign taxes withheld	(234)	(146)	(3,375)	(6,767)
Total investment income	864,800	405,075	414,795	483,907

EXPENSES:
Investment advisory fees (See Note 4)	104,843	117,522	104,248	254,958
Fund administration & accounting fees (See Note 4)	50,862	31,986	30,617	34,350
Transfer agent fees (See Note 4)	17,037	15,645	15,295	27,647
Federal & state registration fees	14,670	15,040	14,342	15,310
Audit & tax fees	8,819	7,190	6,806	7,190
Legal fees	5,768	5,760	5,768	5,760
Trustee fees	5,219	5,219	5,211	5,315
Compliance fees (See Note 4)	4,933	4,933	4,933	4,933
Other expenses	3,746	3,650	3,650	4,470
Custody fees (See Note 4)	3,556	3,525	4,765	12,906
Postage & printing fees	2,221	2,061	1,957	2,405
Distribution fees – Investor Class (See Note 5)	2	236	899	22,728
Total expenses	221,676	212,767	198,491	397,972
Add: Fee recoupment (See Note 4)	—	—	—	3,384
Less: Fee waivers (See Note 4)	(51,303)	(46,041)	(49,907)	—
Total net expenses	170,373	166,726	148,584	401,356
NET INVESTMENT INCOME	694,427	238,349	266,211	82,551

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments, including
foreign currency gain	20,255	2,868,861	329,478	3,281,373
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	78,715	(1,346,229)	780,369	(6,941,969)
Net realized and unrealized gain (loss) on investments	98,970	1,522,632	1,109,847	(3,660,596)

NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$793,397	$1,760,981	$1,376,058	$(3,578,045)

See Notes to the Financial Statements

Great Lakes Bond Fund

Statements of Changes in Net Assets
	Six Months Ended	For the Year
	September 30, 2014	Ended
	(Unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$694,427	$766,757
Net realized gain (loss) on investments, including foreign currency gain (loss)	20,255	(288,698)
Net change in unrealized appreciation or depreciation of investments
and translations of foreign currency	78,715	(134,478)
Net increase resulting from operations	793,397	343,581

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	—	—
Proceeds from reinvestment of distributions	16	26
Payments for shares redeemed	—	(231,675)
Increase (decrease) in net assets from Investor Class transactions	16	(231,649)
Institutional Class:
Proceeds from shares sold	28,276,307	19,815,863
Proceeds from reinvestment of distributions	66,297	51,721
Payments for shares redeemed	(9,282,527)	(5,627,104)
Increase in net assets from Institutional Class transactions	19,060,077	14,240,480
Net increase in net assets from capital share transactions	19,060,093	14,008,831

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(15)	(1,853)
Institutional Class	(713,862)	(799,758)
From net realized gains:
Investor Class	—	—
Institutional Class	—	(73)
Total distributions to shareholders	(713,877)	(801,684)
TOTAL INCREASE IN NET ASSETS	19,139,613	13,550,728

NET ASSETS:
Beginning of Period	41,011,487	27,460,759
End of Period*	$60,151,100	$41,011,487

* Includes distributions in excess of net investment income of	$(20,406)	$(956)

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2014	Ended
	(Unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$238,349	$405,979
Net realized gain on investments, including foreign currency gain (loss)	2,868,861	4,606,403
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	(1,346,229)	821,352
Net increase resulting from operations	1,760,981	5,833,734

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	10	108,713
Proceeds from reinvestment of distributions	791	4,072
Payments for shares redeemed	(13,558)	—
Increase (decrease) in net assets from Investor Class transactions	(12,757)	112,785
Institutional Class:
Proceeds from shares sold	13,111,705	10,576,539
Proceeds from reinvestment of distributions	166,756	2,527,060
Payments for shares redeemed	(3,779,343)	(6,439,566)
Increase in net assets from Institutional Class transactions	9,499,118	6,664,033
Net increase in net assets from capital share transactions	9,486,361	6,776,818

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(1,290)	(1,032)
Institutional Class	(334,904)	(303,642)
From net realized gains:
Investor Class	—	(19,802)
Institutional Class	—	(5,627,254)
Total distributions to shareholders	(336,194)	(5,951,730)
TOTAL INCREASE IN NET ASSETS	10,911,148	6,658,822

NET ASSETS:
Beginning of Period	32,202,749	25,543,927
End of Period*	$43,113,897	$32,202,749

* Includes undistributed net investment income of	$3,460	$101,305

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2014	Ended
	(Unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$266,211	$307,046
Net realized gain on investments, including foreign currency gain (loss)	329,478	220,298
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	780,369	3,012,512
Net increase resulting from operations	1,376,058	3,539,856

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	80,972	223,592
Proceeds from reinvestment of distributions	1,472	639
Payments for shares redeemed	(77,903)	(4,877)
Increase in net assets from Investor Class transactions	4,541	219,354
Institutional Class:
Proceeds from shares sold	10,348,545	18,955,266
Proceeds from reinvestment of distributions	32,249	28,888
Payments for shares redeemed	(6,222,442)	(3,790,981)
Increase in net assets from Institutional Class transactions	4,158,352	15,193,173
Net increase in net assets from capital share transactions	4,162,893	15,412,527

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(4,357)	(7,477)
Institutional Class	(265,350)	(310,970)
From net realized gains:
Investor Class	—	(512)
Institutional Class	—	(18,227)
Total distributions to shareholders	(269,707)	(337,186)
TOTAL INCREASE IN NET ASSETS	5,269,244	18,615,197

NET ASSETS:
Beginning of Period	31,269,833	12,654,636
End of Period*	$36,539,077	$31,269,833

*Includes undistributed (distributions in excess of) net investment income of	$(3,496)	$—

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Year
	September 30, 2014	Ended
	(Unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$82,551	$174,320
Net realized gain on investments, including foreign currency gain (loss)	3,281,373	13,087,348
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	(6,941,969)	2,635,081
Net increase (decrease) resulting from operations	(3,578,045)	15,896,749

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	155,870	2,269,957
Proceeds from reinvestment of distributions	—	2,170,462
Payments for shares redeemed	(1,649,886)	(1,508,475)
Increase (decrease) in net assets from Investor Class transactions	(1,494,016)	2,931,944
Institutional Class:
Proceeds from shares sold	23,047,273	16,501,725
Proceeds from reinvestment of distributions	—	3,363,402
Payments for shares redeemed	(4,653,990)	(7,546,862)
Increase in net assets from Institutional Class transactions	18,393,283	12,318,265
Net increase in net assets from capital share transactions	16,899,267	15,250,209

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	(60,246)
Institutional Class	—	(289,127)
From net realized gains:
Investor Class	—	(2,230,465)
Institutional Class	—	(6,554,627)
Total distributions to shareholders	—	(9,134,465)
TOTAL INCREASE IN NET ASSETS	13,321,222	22,012,493

NET ASSETS:
Beginning of Period	75,564,546	53,552,053
End of Period*	$88,885,768	$75,564,546

* Includes undistributed net investment income of	$106,380	$23,829

See Notes to the Financial Statements

Great Lakes Bond Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended			Period from
	September 30, 2014		Year Ended	September 28, 2012(1) to
	(Unaudited)		March 31, 2014	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$9.84		$9.96	$10.00

Investment operations:
Net investment income	0.11	(2)	0.21 (2)	0.09
Net realized and unrealized gain (loss) on investments	0.07		(0.10)	(0.02)
Total from investment operations	0.18		0.11	0.07

Less distributions from:
Net investment income	(0.14)		(0.23)	(0.10)
Net realized gains	—		—	(0.01)
Total distributions	(0.14)		(0.23)	(0.11)
Net asset value, end of period	$9.88		$9.84	$9.96

Total return	1.84	%(3)	1.13%	0.71	%(3)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$1		$1	$242

Ratio of expenses to average net assets:
Before expense reimbursement	1.10	%(4)	1.36%	1.73	%(4)
After expense reimbursement	0.90	%(4)	0.90%	0.90	%(4)

Ratio of net investment income to average net assets:
After expense reimbursement	2.40	%(4)	2.10%	2.02	%(4)

Portfolio Turnover Rate	17	%(3)	41%	98	%(3)

(1)	Inception date of the Investor Class.
(2)	Per share amounts calculated using average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Bond Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended			Period from
	September 30, 2014		Year Ended	September 28, 2012(1) to
	(Unaudited)		March 31, 2014	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$9.81		$10.01	$10.00

Investment operations:
Net investment income	0.13	(2)	0.23 (2)	0.11
Net realized and unrealized gain (loss) on investments	0.05		(0.19)	0.02
Total from investment operations	0.18		0.04	0.13

Less distributions from:
Net investment income	(0.14)		(0.24)	(0.11)
Net realized gains	—		—	(0.01)
Total distributions	(0.14)		(0.24)	(0.12)
Net asset value, end of period	$9.85		$9.81	$10.01

Total return	1.83	%(3)	0.42%	1.32	%(3)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$60,150		$41,010	$27,219

Ratio of expenses to average net assets:
Before expense reimbursement	0.85	%(4)	1.11%	1.48	%(4)
After expense reimbursement	0.65	%(4)	0.65%	0.65	%(4)

Ratio of net investment income to average net assets:
After expense reimbursement	2.65	%(4)	2.35%	2.27	%(4)

Portfolio Turnover Rate	17	%(3)	41%	98	%(3)

(1)	Inception date of the Institutional Class.
(2)	Per share amounts calculated using average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class(1)

	Six Months						Period from
	Ended						June 1,
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	2009(2) to
	2014		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Common Share Data

Net asset value,
beginning of period	$14.89		$15.02	$13.86	$13.63	$12.46	$10.00

Investment operations:
Net investment income	0.08		0.14	0.17	0.17 (3)	0.16 (3)	0.12	(3)
Net realized and unrealized
gain on investments	0.59		3.31	1.74	0.77	1.50	2.40
Total from
investment operations	0.67		3.45	1.91	0.94	1.66	2.52

Less distributions from:
Net investment income	(0.11)		(0.13)	(0.15)	(0.24)	(0.16)	(0.03)
Net realized gains	—		(3.45)	(0.60)	(0.47)	(0.33)	(0.03)
Total distributions	(0.11)		(3.58)	(0.75)	(0.71)	(0.49)	(0.06)
Net asset value, end of period	$15.45		$14.89	$15.02	$13.86	$13.63	$12.46

Total return	4.48	%(4)	23.66%	14.47%	7.73%	13.50%	25.32	%(4)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$179		$185	$75	$68	$52	$46

Ratio of expenses to average net assets:
Before expense reimbursement	1.34	%(5)	1.61%	1.39%	1.28%	1.32%	1.91	%(5)
After expense reimbursement	1.10	%(5)	0.80%	0.87%	0.90%	0.90%	0.90	%(5)

Ratio of net investment income
to average net assets:
After expense reimbursement	0.97	%(5)	1.24%	1.19%	1.33%	1.28%	1.23	%(5)

Portfolio Turnover Rate	53	%(4)	95%	103%	106%	125%	110	%(4)

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares.
(2)	Inception date of the Investor Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Not annualized.
(5)	Annualized.

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class(1)

	Six Months						Period from
	Ended						June 1,
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	2009(2) to
	2014		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Common Share Data

Net asset value,
beginning of period	$14.83		$14.97	$13.86	$13.67	$12.48	$10.00

Investment operations:
Net investment income	0.08		0.22	0.04	0.22 (3)	0.21 (3)	0.16	(3)
Net realized and unrealized
gain on investments	0.61		3.26	1.89	0.77	1.50	2.39
Total from
investment operations	0.69		3.48	1.93	0.99	1.71	2.55

Less distributions from:
Net investment income	(0.13)		(0.17)	(0.22)	(0.33)	(0.19)	(0.04)
Net realized gains	—		(3.45)	(0.60)	(0.47)	(0.33)	(0.03)
Total distributions	(0.13)		(3.62)	(0.82)	(0.80)	(0.52)	(0.07)
Net asset value, end of period	$15.39		$14.83	$14.97	$13.86	$13.67	$12.48

Total return	4.63	%(4)	23.97%	14.69%	8.16%	13.87%	25.52	%(4)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$42,934		$32,018	$25,469	$48,233	$45,960	$22,614

Ratio of expenses to average net assets:
Before expense reimbursement	1.09	%(5)	1.36%	1.02%	0.93%	0.95%	1.56	%(5)
After expense reimbursement	0.85	%(5)	0.55%	0.55%	0.55%	0.55%	0.55	%(5)

Ratio of net investment income
to average net assets:
After expense reimbursement	1.22	%(5)	1.49%	1.69%	1.68%	1.65%	1.56	%(5)

Portfolio Turnover Rate	53	%(4)	95%	103%	106%	125%	110	%(4)

(1)	Prior to December 17, 2012, Institutional Class Shares were known as Class Y shares.
(2)	Inception date of the Institutional Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended			Period from
	September 30, 2014		Year Ended	September 28, 2012(1) to
	(Unaudited)		March 31, 2014	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$13.34		$11.36	$10.00

Investment operations:
Net investment income	0.09		0.15	0.08
Net realized and unrealized gain on investments	0.48		2.00	1.35
Total from investment operations	0.57		2.15	1.43

Less distributions from:
Net investment income	(0.09)		(0.16)	(0.07)
Net realized gains	—		(0.01)	—
Total distributions	(0.09)		(0.17)	(0.07)
Net asset value, end of period	$13.82		$13.34	$11.36

Total return	4.24	%(2)	19.01%	14.36	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$697		$667	$362

Ratio of expenses to average net assets:
Before expense reimbursement	1.39	%(3)	1.82%	3.23	%(3)
After expense reimbursement	1.10	%(3)	1.10%	1.10	%(3)

Ratio of net investment income to average net assets:
After expense reimbursement	1.29	%(3)	1.30%	1.62	%(3)

Portfolio Turnover Rate	4	%(2)	5%	6	%(2)

(1)	Inception date of the Investor Class.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended			Period from
	September 30, 2014		Year Ended	September 28, 2012(1) to
	(Unaudited)		March 31, 2014	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$13.32		$11.34	$10.00

Investment operations:
Net investment income	0.10		0.18	0.08
Net realized and unrealized gain on investments	0.48		2.00	1.34
Total from investment operations	0.58		2.18	1.42

Less distributions from:
Net investment income	(0.10)		(0.19)	(0.08)
Net realized gains	—		(0.01)	—
Total distributions	(0.10)		(0.20)	(0.08)
Net asset value, end of period	$13.80		$13.32	$11.34

Total return	4.38	%(2)	19.32%	14.28	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$35,842		$30,603	$12,293

Ratio of expenses to average net assets:
Before expense reimbursement	1.14	%(3)	1.57%	2.98	%(3)
After expense reimbursement	0.85	%(3)	0.85%	0.85	%(3)

Ratio of net investment income to average net assets:
After expense reimbursement	1.54	%(3)	1.55%	1.87	%(3)

Portfolio Turnover Rate	4	%(2)	5%	6	%(2)

(1)	Inception date of the Institutional Class.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class(1)

	Six Months
	Ended
	September 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2014		March 31,	March 31,	March 31,		March 31,	March 31,
	(Unaudited)		2014	2013	2012		2011	2010
Per Common Share Data

Net asset value,
beginning of period	$18.74		$16.74	$15.68	$18.41		$15.27	$9.56

Investment operations:
Net investment income (loss)	—		0.01	0.04	(0.03	)(2)	0.07 (2)	(0.06	)(2)
Net realized and unrealized
gain (loss) on investments	(0.73)		4.63	1.92	0.04		4.29	6.33
Total from
investment operations	(0.73)		4.64	1.96	0.01		4.36	6.27

Less distributions from:
Net investment income	—		(0.07)	—	(0.02)		(0.03)	(0.00	)(3)
Net realized gains	—		(2.57)	(0.90)	(2.72)		(1.19)	(0.56)
Total distributions	—		(2.64)	(0.90)	(2.74)		(1.22)	(0.56)
Net asset value, end of period	$18.01		$18.74	$16.74	$15.68		$18.41	$15.27

Total return	(3.90	)%(4)	28.26%	13.37%	2.87%		29.36%	66.04%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$16,325		$18,469	$13,817	$13,396		$13,951	$12,999

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.13	%(5)	1.23%	1.30%	1.30%		1.35%	1.73%
After expense
reimbursement/recoupment	1.14	%(5)	1.24%	1.24%	1.24%		1.24%	1.24%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/recoupment	0.00	%(5)	0.09%	0.28%	(0.16)%		0.45%	(0.45)%

Portfolio Turnover Rate	38	%(4)	86%	97%	126%		136%	47%

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount per share is less than $0.01.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class(1)

	Six Months
	Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Common Share Data

Net asset value,
beginning of period	$18.95		$16.89	$15.78	$18.51	$15.34	$9.57

Investment operations:
Net investment income (loss)	0.02		0.06	0.08	0.01 (2)	0.13 (2)	(0.03	)(2)
Net realized and unrealized
gain (loss) on investments	(0.75)		4.69	1.93	0.05	4.30	6.36
Total from
investment operations	(0.73)		4.75	2.01	0.06	4.43	6.33

Less distributions from:
Net investment income	—		(0.12)	—	(0.07)	(0.07)	(0.00	)(3)
Net realized gains	—		(2.57)	(0.90)	(2.72)	(1.19)	(0.56)
Total distributions	—		(2.69)	(0.90)	(2.79)	(1.26)	(0.56)
Net asset value, end of period	$18.22		$18.95	$16.89	$15.78	$18.51	$15.34

Total return	(3.80	)%(4)	28.65%	13.60%	3.15%	29.69%	66.62%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$72,561		$57,096	$39,735	$35,233	$33,412	$14,792

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	0.88	%(5)	0.98%	1.05%	1.05%	1.10%	1.48%
After expense
reimbursement/recoupment	0.89	%(5)	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/recoupment	0.25	%(5)	0.34%	0.53%	0.09%	0.81%	(0.20)%

Portfolio Turnover Rate	38	%(4)	86%	97%	126%	136%	47%

(1)	Prior to December 17, 2012, Institutional Class shares were known as Class I shares.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount per share is less than $0.01.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Notes to the Financial Statements (Unaudited)
September 30, 2014

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Bond Fund (“Bond Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return.  Additionally, the Bond Fund has an emphasis on current income.  The Bond Fund and Large Cap Value Fund commenced operations on September 28, 2012.  The Disciplined Equity Fund commenced operations on June 1, 2009, and the Small Cap Opportunity Fund commenced operations on December 5, 2008.  The Funds currently offer two classes of shares, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income tax provision is required. As of and during the six months ended September 30, 2014, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six months ended September 30, 2014 the Funds did not incur any interest or penalties. Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Bond Fund will declare daily and pay monthly distributions of net investment income. The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2014

federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2014

1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Exchange Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2014:

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2014

Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$32,596,137	$—	$32,596,137
Municipal Bonds	—	8,975,990	—	8,975,990
U.S. Government & Agency Securities	—	5,019,852	—	5,019,852
Mortgage Backed Securities	—	4,999,964	—	4,999,964
Exchange Traded Funds	3,487,413	—	—	3,487,413
U.S. Treasury Securities	—	1,709,970	—	1,709,970
Short-Term Investment	2,196,988	—	—	2,196,988
Total Investments in Securities	$5,684,401	$53,301,913	$—	$58,986,314

Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$42,337,248	$—	$—	$42,337,248
Short-Term Investment	1,109,860	—	—	1,109,860
Total Investments in Securities	$43,447,108	$—	$—	$43,447,108

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$35,656,361	$—	$—	$35,656,361
Short-Term Investment	854,635	—	—	854,635
Total Investments in Securities	$36,510,996	$—	$—	$36,510,996

Small Cap Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$85,672,884	$—	$—	$85,672,884
Short-Term Investment	1,578,968	—	—	1,578,968
Total Investments in Securities	$87,251,852	$—	$—	$87,251,852

Transfers between levels are recognized at the end of the reporting period.  During the six months ended September 30, 2014, the Funds recognized no transfers to/from Level 1 or Level 2.  The Funds did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the industry classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Great Lakes Advisors, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Bond Fund	0.40%
Disciplined Equity Fund	0.60%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following:

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2014

Fund	Investor Class	Institutional Class
Bond Fund	0.90%	0.65%
Disciplined Equity Fund	1.10%	0.85%
Large Cap Value Fund	1.10%	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Waived and/or expense reimbursements are subject to possible recoupment from the Funds within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect through at least July 31, 2015.  During the six months ended September 30, 2014, the Adviser did not recoup any of the previously waived fees for the Bond Fund, Disciplined Equity Fund and the Large Cap Value Fund.  During the six months ended September 30, 2014, the Adviser was able to recoup expenses of $3,384 in the Small Cap Opportunity Fund.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	3/31/2016	3/31/2017	3/31/2018
Bond Fund	$98,055	$148,748	$51,303
Disciplined Equity Fund	79,361	222,485	46,041
Large Cap Value Fund	95,840	142,283	49,907
Small Cap Opportunity Fund	—	—	—

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the six months ended September 30, 2014 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended September 30, 2014, the Funds’ Investor Classes incurred the following expenses pursuant to the Plan:

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2014

Fund	Amount
Bond Fund	$2
Disciplined Equity Fund	236
Large Cap Value Fund	899
Small Cap Opportunity Fund	22,728

6.  CAPITAL SHARE TRANSACTIONS

	Bond Fund		Disciplined Equity Fund
	Six Months Ended		Six Months Ended
	September 30, 2014	Year Ended	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014	(Unaudited)	March 31, 2014
Investor Class:
Shares sold	—	—	1	7,175
Shares issued in reinvestment
of distributions	1	3	51	278
Shares redeemed	—	(24,211)	(871)	—
Net increase (decrease)	1	(24,208)	(819)	7,453
Institutional Class:
Shares sold	2,856,522	2,028,792	870,265	689,614
Shares issued in reinvestment
of distributions	6,696	5,299	10,847	173,428
Shares redeemed	(937,461)	(575,690)	(249,832)	(406,186)
Net increase	1,925,757	1,458,401	631,280	456,856
Net increase
in capital shares	1,925,758	1,434,193	630,461	464,309

	Large Cap Value Fund		Small Cap Opportunity Fund
	Six Months Ended		Six Months Ended
	September 30, 2014	Year Ended	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014	(Unaudited)	March 31, 2014
Investor Class:
Shares sold	6,047	18,496	8,350	120,540
Shares issued in
reinvestment of distributions	106	49	—	119,650
Shares redeemed	(5,703)	(383)	(87,115)	(80,471)
Net increase (decrease)	450	18,162	(78,765)	159,719
Institutional Class:
Shares sold	750,810	1,508,170	1,211,782	879,920
Shares issued in
reinvestment of distributions	2,314	2,263	—	183,592
Shares redeemed	(453,546)	(296,389)	(243,955)	(402,736)
Net increase	299,578	1,214,044	967,827	660,776
Net increase in capital shares	300,028	1,232,206	889,062	820,495

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2014

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended September 30, 2014, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$2,524,291	$1,303,027	$23,380,334	$7,089,439
Disciplined Equity Fund	—	—	29,401,386	19,917,614
Large Cap Value Fund	—	—	5,910,557	1,380,014
Small Cap Opportunity Fund	—	—	48,830,638	30,306,601

8.  SECTOR RISK

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broader range of industry sectors.  The Large Cap Value Fund had a significant portion of its assets invested in the industrials sector.  The industrials sector may have greater exposure to adverse economic, regulatory, and other changes affecting the issuers of such securities.

9.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2014, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Bond Fund	$696,081	$(693,512)	$2,569	$58,983,745
Disciplined Equity Fund	3,882,725	(976,246)	2,906,479	40,540,629
Large Cap Value Fund	5,540,399	(370,481)	5,169,918	31,341,078
Small Cap Opportunity Fund	7,489,329	(5,407,067)	2,082,262	85,169,590

At March 31, 2014, the Fund’s most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

						Total
	Undistributed	Undistributed	Other	Unrealized	Other	Accumulated
	Ordinary	Long Term	Accumulated	Appreciation	Temporary	Earnings
Fund	Income	Capital Gains	Losses	(Depreciation)	Differences	(Deficit)
Bond Fund	$80,248	$—	$(318,317)	$(92,688)	$(81,204)	$(411,961)
Disciplined Equity Fund	774,561	557,435	—	4,222,546	—	5,554,542
Large Cap Value Fund	—	210,650	—	4,387,568	—	4,598,218
Small Cap
Opportunity Fund	4,243,099	4,140,751	—	8,960,811	—	17,344,661

As of March 31, 2014, the Disciplined Equity Fund, Large Cap Value Fund and Small Cap Opportunity Fund did not have any capital loss carryovers.  The Bond Fund had $254,023 in short-term and $4,818 in long-term capital loss carryovers, which will be permitted to be carried over for an unlimited period.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2014

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2014, the Bond Fund plans to defer on a tax basis, short-term post-October capital losses of $(59,476). No other Funds plan to defer any late year losses.

The tax character of distributions paid during the six months ended September 30, 2014 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total
Bond Fund	$713,877	$—	$713,877
Disciplined Equity Fund	366,194	—	366,194
Large Cap Value Fund	269,707	—	269,707
Small Cap Opportunity Fund	—	—	—

The tax character of distributions paid during the fiscal year ended March 31, 2014 was as follows:

Fund	Ordinary Income*	Long Term Capital Gains**	Total
Bond Fund	$801,629	$55	$801,684
Disciplined Equity Fund	2,515,175	3,436,555	5,951,730
Large Cap Value Fund	322,701	14,485	337,186
Small Cap Opportunity Fund	4,339,706	4,794,759	9,135,465

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(C), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended March 31, 2014.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2014, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Bond Fund	Lafoba & Co.	78.9%
Disciplined Equity Fund	Lafoba & Co.	48.7%
Large Cap Value Fund	Lafoba & Co.	55.4%
Small Cap Opportunity Fund	First Clearing FBO	47.8%
	Lafoba & Co.	30.2%

Great Lakes Funds

Additional Information (Unaudited)
September 30, 2014

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Great Lakes Advisors, LLC
222 South Riverside Plaza, 28th Floor
Chicago, Illinois  60606

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin  53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, Minnesota  55402-4509

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, Maine  04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     December 3, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date     December 3, 2014

* Print the name and title of each signing officer under his or her signature.